Other assets-Other / Other liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Other assets-Other / Other liabilities
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31
	2013	2014
Other assets—Other:
Securities received as collateral	¥47,739	¥236,808
Goodwill and other intangible assets	115,661	115,143
Deferred tax assets	145,602	22,018
Investments in equity securities for other than operating purposes(1)	71,813	133,742
Other	221,344	276,463

Total	¥602,159	¥784,174

Other liabilities:
Obligation to return securities received as collateral	¥47,739	¥236,808
Accrued income taxes	56,353	31,630
Other accrued expenses and provisions	402,192	396,677
Other(2)	471,879	476,635

Total	¥978,163	¥1,141,750

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes.

These investments were comprised of listed equity securities and unlisted equity securities of ¥50,930 million and ¥20,883 million respectively, as of March 31, 2013, and ¥114,582 million and ¥19,160 million respectively, as of March 31, 2014. These securities are carried at fair value, with changes in fair value recognized within Revenue—other in the consolidated statements of income.

(2)	Includes liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary. As of March 31, 2013 and 2014, carrying values were ¥281,864 million and ¥270,950 million, respectively, and estimated fair values were ¥285,914 million and ¥274,991 million, respectively. Fair value was estimated using DCF valuation technique and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.

Schedule of changes in goodwill within Other assets-Other

	Millions of yen
	Year ended March 31, 2013
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment(1)	Other(2)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥69,846	¥(1,128)	¥68,718	¥(8,293)	¥7,793	¥79,249	¥(11,031)	¥68,218
Other	5,316	—	5,316	—	708	6,024	—	6,024

Total	75,162	(1,128)	74,034	(8,293)	8,501	¥85,273	¥(11,031)	¥74,242

	Millions of yen
	Year ended March 31, 2014
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment(1)	Other(2)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥79,249	¥(11,031)	¥68,218	¥—	¥5,916	¥85,951	¥(11,817)	¥74,134
Other	6,024	—	6,024	(2,840)	419	6,549	(2,946)	3,603

Total	¥85,273	¥(11,031)	¥74,242	¥(2,840)	¥6,335	¥92,500	¥(14,763)	¥77,737

(1)	For the year ended March 31, 2013, Nomura recognized an impairment loss on goodwill of ¥8,293 million within the Wholesale segment. This is due to a decline in fair value of a reporting unit in the Wholesale segment caused by the prolonged economic downturn. For the year ended March 31, 2014, Nomura recognized a impairment loss on goodwill of ¥2,840 million within Other in Nomura’s segment information. This is due to a decline in fair value of a reporting unit caused by the decrease in expected cash flows arising from the changes in the economic environment. These impairment losses were recorded within Non-interest expenses—Other in the consolidated statements of income. The fair values were determined based on a DCF method.
(2)	Includes currency translation adjustments.

Schedule of finite-lived intangible assets by type

	Millions of yen
	March 31, 2013			March 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥62,586	¥(30,187)	¥32,399	¥64,214	¥(35,641)	¥28,573
Other	644	(180)	464	690	(237)	453

Total	¥63,230	¥(30,367)	¥32,863	¥64,904	¥(35,878)	¥29,026

Estimated amortization expenses for next five years

Millions of yen
Year ending March 31	Estimated amortization expense
2015	¥5,375
2016	4,856
2017	4,550
2018	4,474
2019	3,342